Other Non-Financial Assets (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of Other Non-Financial Assets
The composition of the other
non-financial
assets as of December 31, 2025 and 2024 is as follows:

Composition	12/31/2025	12/31/2024
Investment property (see Note 17)	96,955,060	89,610,895
Tax advances	22,853,276	13,356,481
Advanced prepayments	24,683,424	31,204,902
Other	2,888,768	4,299,347

Total	147,380,528	138,471,625